Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KONE
Entity Registrant Name	Kingtone Wirelessinfo Solution Holding Ltd
Entity Central Index Key	0001487839
Current Fiscal Year End Date	--09-30
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,405,000